UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             3Bridge Capital LLC
Address:          650 California Street, 30th Floor

                  San Francisco, CA  94108


Form 13F File Number:  28-06407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven E. Cutcliffe
Title:            President
Phone:            415/229-8733

Signature, Place, and Date of Signing:

  /s/ Steven E. Cutcliffe              San Francisco, CA          08/12/01
  -----------------------              -----------------          --------
  [Signature]                            [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                       0
                                                      --------------------

Form 13F Information Table Entry Total:                                 80
                                                      --------------------

Form 13F Information Table Value Total:               $            677,064
                                                      --------------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE
                                                           3Bridge Capital
                                                              FORM 13F
                                                              30-Jun-01
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

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole  Shared    None
---------------------------- --------   ----------      ---------    ---------  --- ---- ----------------       --------------------
Adaptec Inc Com              COM        00651F108             104      10,440    SH        SOLE                3,690           6,750
AFLAC Inc                    COM        001055102          21,524     683,504    SH        SOLE              497,164         186,340
Albertsons Inc               COM        013104104             605      20,175    SH        SOLE                2,000          18,175
Amer. Home Prods             COM        026609107          13,643     232,215    SH        SOLE              215,265          16,950
America On Line              COM        00184A105             538      10,154    SH        SOLE                3,934           6,220
American Intl Grp            COM        026874107          23,253     273,529    SH        SOLE              197,872          75,657
Anheuser Busch Cos           COM        035229103           2,295      55,716    SH        SOLE                2,800          52,916
AT&T Corp                    COM        001957109          20,558     934,447    SH        SOLE              817,455         116,992
Berkshire Hathaway Cl A      COM        084670108           1,874          27    SH        SOLE                    0              27
BP Amoco P L C               COM        055622104             537      10,780    SH        SOLE                    0          10,780
Cadence Design               COM        127387108             224      12,018    SH        SOLE                7,718           4,300
Cisco Sys Inc                COM        17275R102             732      40,230    SH        SOLE               19,738          20,492
Citigroup Inc                COM        172967101          19,108     361,616    SH        SOLE              310,617          50,999
Clorox Co                    COM        189054109             274       8,100    SH        SOLE                5,600           2,500
Coca Cola Co                 COM        191216100           1,378      30,616    SH        SOLE               10,596          20,020
Colgate Palmolive            COM        194162103           4,187      70,972    SH        SOLE               27,472          43,500
Compaq Computer              COM        204493100           7,767     506,975    SH        SOLE              438,775          68,200
Computer Assoc               COM        204912109          21,395     594,300    SH        SOLE              516,150          78,150
Computer Sciences            COM        205363104           4,231     122,270    SH        SOLE               96,520          25,750
Dell Computer                COM        247025109          12,348     472,214    SH        SOLE              413,714          58,500
E Trade Grp                  COM        269246104             693     107,455    SH        SOLE                2,800         104,655
El Paso Corp                 COM        28336l109             583      11,100    SH        SOLE                8,000           3,100
EMC Corp                     COM        268648102           4,108     140,450    SH        SOLE              117,800          22,650
Enron Corp                   COM        293561106          14,729     299,983    SH        SOLE              232,508          67,475
Ericsson Tel                 COM        294821400             194      35,751    SH        SOLE               35,751               0
Exxon Mobil Corp             COM        30231g102          19,135     219,066    SH        SOLE              195,200          23,866
Federal Natl Mtg             COM        313586109          19,997     234,845    SH        SOLE              188,120          46,725
Franklin Res                 COM        354613101           1,516      33,129    SH        SOLE               13,704          19,425
Freddie Mac                  COM        313400301           1,851      27,194    SH        SOLE               13,794          13,400
General Elec Co              COM        369604103          24,643     505,496    SH        SOLE              342,219         163,277
Global Crossing              COM        G3921A100           7,155     828,078    SH        SOLE              712,328         115,750
Hewlett-Packard              COM        428236103             581      20,306    SH        SOLE               11,470           8,836
Honeywell Intl               COM        438516106             458      13,100    SH        SOLE                1,900          11,200
HS Res                       COM        404297103             654      10,090    SH        SOLE                    0          10,090
IBM Corp                     COM        459200101             791       7,000    SH        SOLE                3,980           3,020
Intel Corp                   COM        458140100          13,770     470,755    SH        SOLE              342,570         128,185
Internet Cap Grp             COM        46059C106              23      11,544    SH        SOLE                5,055           6,489
JDS Uniphase                 COM        46612J101             151      12,075    SH        SOLE                1,000          11,075
Johnson & Johnson            COM        478160104          21,551     431,020    SH        SOLE              363,742          67,278
Kimberly Clark               COM        494368103             665      11,900    SH        SOLE                2,350           9,550
Liberty Media                COM        001957208          22,280   1,273,850    SH        SOLE            1,098,500         175,350
Lucent Tech                  COM        549463107           8,871   1,428,495    SH        SOLE            1,241,672         186,823
Metromedia Intl              COM        591695101              67      20,400    SH        SOLE                8,400          12,000
Microsoft Corp               COM        594918104          24,171     331,112    SH        SOLE              280,912          50,200
Morgan Stanley               COM        617446448             415       6,460    SH        SOLE                4,100           2,360
Office Depot                 COM        676220106          19,734   1,901,200    SH        SOLE            1,587,100         314,100
Omnicom Group                COM        681919106          19,771     229,890    SH        SOLE              171,140          58,750
Oracle Corp                  COM        68389X105           2,821     148,455    SH        SOLE               14,397         134,058
Park Place Ent.              COM        700690100           9,875     816,100    SH        SOLE              717,800          98,300
Paxson Commun                COM        704231109             183      13,625    SH        SOLE                5,825           7,800
Pepsico Inc                  COM        713448108           2,822      63,855    SH        SOLE               25,645          38,210
Pfizer Inc                   COM        717081103             864      21,579    SH        SOLE                8,079          13,500
Phillips Pete Co             COM        718507106          22,822     400,380    SH        SOLE              354,980          45,400
Pitney Bowes Inc             COM        724479100           6,983     165,800    SH        SOLE              144,200          21,600
Procter & Gamble             COM        742718109           1,399      21,930    SH        SOLE                5,940          15,990
Qualcomm Inc                 COM        747525103             223       3,816    SH        SOLE                  285           3,531
Qwest Comm.                  COM        749121109          23,064     723,697    SH        SOLE              607,317         116,380
Royal Caribbean              COM        V7780T103           9,801     443,290    SH        SOLE              393,860          49,430
Royal Dutch Pete             COM        780257804          15,772     270,675    SH        SOLE              240,250          30,425
Safeguard Scientific         COM        786449108           2,275     442,600    SH        SOLE              365,800          76,800
SBC Comm.                    COM        78387G103          12,501     312,052    SH        SOLE              264,530          47,522
Schering Plough Corp         COM        806605101           2,934      80,960    SH        SOLE               22,632          58,328
Silicon Graphics             COM        827056102              47      33,800    SH        SOLE               12,000          21,800
Solectron Corp               COM        834182107          12,827     700,936    SH        SOLE              514,462         186,474
Sprint Corp                  COM        852061100          12,791     598,850    SH        SOLE              504,800          94,050
State Street Corp            COM        857477103           1,908      38,550    SH        SOLE                1,200          37,350
Sun Microsystems             COM        866810104           3,071     195,367    SH        SOLE              175,542          19,825
Texas Instruments            COM        882508104           5,412     169,650    SH        SOLE              135,950          33,700
Transocean Sedco             COM        G90078109          18,694     453,196    SH        SOLE              407,360          45,836
Tricon Global Rest           COM        895953107          24,912     567,470    SH        SOLE              502,810          64,660
Triton Network Systems Inc   COM        896775103              62      77,083    SH        SOLE                    0          77,083
United Global                COM        913247508          10,456   1,208,775    SH        SOLE            1,061,575         147,200
US Bancorp                   COM        902973304           8,432     370,000    SH        SOLE              328,000          42,000
Verizon Comm.                COM        92343V104          14,285     267,005    SH        SOLE              232,384          34,621
Vodafone                     COM        92857W100           1,067      47,725    SH        SOLE               13,245          34,480
Wal Mart Stores              COM        931142103          17,767     364,080    SH        SOLE              302,530          61,550
Walgreen Co                  COM        931422109           5,772     167,510    SH        SOLE               50,070         117,440
Wells Fargo & Co             COM        949746101          23,248     500,705    SH        SOLE              411,180          89,525
WorldCom                     COM        98157D106          16,108   1,141,604    SH        SOLE            1,004,582         137,022
WorldCom MCI Group           COM        98157D304             736      45,685    SH        SOLE               40,205           5,480
Total                         80                          677,064

